Business Combinations (Details)					1 Months Ended				12 Months Ended
		Mar. 22, 2022 USD ($) $ / shares shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 MOP (MOP$)	Jun. 22, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Jan. 20, 2022 USD ($)	Jan. 20, 2022 MYR (RM)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	May 13, 2024 USD ($)	May 13, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Jun. 16, 2022 shares	Mar. 14, 2022 shares
Business Combinations [Line Items]
Paid in consideration														$ 0.1	¥ 1
Percentage equity interest									99.07%
Company account receivable									$ 36,347,373	$ 36,280,502	$ 33,965,648	[1]
Net loss									(5,844,700)	(29,589,382)	(18,666,058)	[1],[2]
Acquisition net loss									$ 571,561		204,127
Goodwill impairment loss										$ 70,355
Cash paid		$ 1,000,000			$ 840,000											$ 100,000
Shares issued (in Shares) | shares		2,142,852			3,780,000					197,999
Consideration per share (in Dollars per share) | $ / shares		$ 1.22
Equity interest percentage		100.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Shares issued (in Shares) | shares	[3]								17,808,947	9,830,373
Per share value (in Dollars per share) | $ / shares		$ 48.8
Shares issued per share value (in Dollars per share) | $ / shares					$ 0.52
Profit or loss						$ 3,255,081					1,785,789
Consideration amount			$ 3,205	MOP$ 25,000			$ 1	RM 1	$ 13,219,105
Handshake [Member]
Business Combinations [Line Items]
Company account receivable									96,270	$ 795,733	512,300
Net loss									38,719	34,138	(62,432)
Goodwill impairment loss									30,575
Shenzhen GFAI [Member]
Business Combinations [Line Items]
Shares issued (in Shares) | shares		53,571																2,142,582
Shenzhen GFAI and Guangzhou GFAI [Member]
Business Combinations [Line Items]
Company account receivable						952,358					661,839
Acquisition net loss						3,746,740					3,306,084
Goodwill impairment loss										1,867,009
Beijing Wanjia [Member]
Business Combinations [Line Items]
Acquisition net loss						544,673
Goodwill impairment loss
Shares issued (in Shares) | shares					94,500
Consideration per share (in Dollars per share) | $ / shares					$ 20.8
Shares issued (in Shares) | shares																	3,780,000
AI Malaysia [Member]
Business Combinations [Line Items]
Company account receivable
Acquisition net loss						$ 242,075					242,075
Goodwill impairment loss										$ 685
Consideration amount
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Business Combinations [Line Items]
Percentage equity interest														100.00%	100.00%
Date of the acquisition of the total assets									4,720
Date of the acquisition of the total liabilities									35,187
Date of the acquisition of the goodwill									30,467
Company account receivable									99
Net loss									95,290
Total for all business combinations [member] | Handshake [Member]
Business Combinations [Line Items]
Company account receivable									$ 831

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.